Intangible Assets (Details) £ in Millions	Jul. 11, 2022 GBP (£)
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible assets amortization period	6 years
LXI REIT Advisors Limited [Member] | Customer Relationships [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Asset acquisition consideration transferred equity interest issued	£ 40
LXI REIT Advisors Limited [Member] | Customer Relationships [Member] | Intangible Asset [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Asset acquisition indemnification asset amount	£ 40